UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2010

Item 1:	Report to Shareholders.

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Mid Cap Value Fund

For the six-month period ended June 30, 2010

Lord Abbett Mid Cap Value Fund

Semiannual Report

For the six-month period ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Mid Cap Value Fund for the six-month period ended June 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/10	6/30/10	1/1/10 - 6/30/10
Class A
Actual	$1,000.00	$973.40	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$5.91
Class B
Actual	$1,000.00	$969.50	$8.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.72	$9.15
Class C
Actual	$1,000.00	$970.20	$8.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.72	$9.15
Class F
Actual	$1,000.00	$974.00	$4.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66
Class I
Actual	$1,000.00	$974.70	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.71	$4.16
Class P
Actual	$1,000.00	$972.50	$6.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.41
Class R2
Actual	$1,000.00	$971.60	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.73	$7.15
Class R3
Actual	$1,000.00	$972.50	$6.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.19	$6.66

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.18% for Class A, 1.83% for Classes B and C, 0.93% for Class F, 0.83% for Class I, 1.28% for Class P, 1.43% for Class R2 and 1.33% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	13.61%	Materials	10.00%
Energy	7.67%	Telecommunication Services	1.34%
Financials	19.97%	Utilities	5.45%
Health Care	13.37%	Short-Term Investment	0.92%
Industrials	13.49%	Total	100.00%
Information Technology	14.18%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 98.62%

Aerospace & Defense 0.27%
Curtiss-Wright Corp.	201,673	$5,857

Auto Components 0.76%
Lear Corp.*	249,700	16,530

Building Products 0.58%
Simpson Manufacturing Co., Inc.	329,400	8,087
Universal Forest Products, Inc.	150,000	4,546

Total		12,633

Capital Markets 2.97%
Invesco Ltd.	619,600	10,428
Jefferies Group, Inc.	338,521	7,136
Lazard Ltd. Class A	1,477,100	39,453
Raymond James Financial, Inc.	300,000	7,407

Total		64,424

Chemicals 1.91%
Air Products & Chemicals, Inc.	250,000	16,203
Celanese Corp. Series A	210,000	5,231
Olin Corp.	1,107,900	20,042

Total		41,476

Commercial Banks 12.26%
City National Corp.	830,000	42,521
Comerica, Inc.	1,128,300	41,555
Commerce Bancshares, Inc.	535,500	19,273
Cullen/Frost Bankers, Inc.	524,869	26,978
KeyCorp	5,200,000	39,988
M&T Bank Corp.	254,900	21,654
Signature Bank*	135,107	5,135
SunTrust Banks, Inc.	730,000	17,009

Investments	Shares	Value (000)
TCF Financial Corp.	1,480,000	$24,583
UMB Financial Corp.	272,700	9,697
Zions Bancorporation	808,900	17,448

Total		265,841

Commercial Services & Supplies 0.93%
Republic Services, Inc.	592,876	17,626
Tetra Tech, Inc.*	124,557	2,443

Total		20,069

Computers & Peripherals 1.36%
Diebold, Inc.	594,147	16,190
QLogic Corp.*	795,900	13,228

Total		29,418

Containers & Packaging 2.81%
Ball Corp.	474,100	25,047
Greif, Inc. Class A	345,000	19,161
Owens-Illinois, Inc.*	628,700	16,629

Total		60,837

Diversified Financial Services 0.38%
CIT Group, Inc.*	241,700	8,184

Diversified Telecommunication Services 1.33%
CenturyLink, Inc.	865,000	28,813

Electric: Utilities 1.25%
Northeast Utilities	502,769	12,811
PPL Corp.	575,000	14,346

Total		27,157

Electrical Equipment 0.94%
AMETEK, Inc.	510,000	20,477

Electronic Equipment, Instruments & Components 1.07%
Trimble Navigation Ltd.*	400,356	11,210
Tyco Electronics Ltd. (Switzerland)(a)	472,500	11,992

Total		23,202

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	Value (000)
Energy Equipment & Services 2.25%
Halliburton Co.	1,050,000	$25,777
Helmerich & Payne, Inc.	171,706	6,271
Weatherford International Ltd. (Switzerland)*(a)	1,270,000	16,688

Total		48,736

Gas Utilities 2.72%
EQT Corp.	883,200	31,919
Questar Corp.	596,600	27,139

Total		59,058

Health Care Equipment & Supplies 3.44%
Cooper Cos., Inc. (The)	858,110	34,144
DENTSPLY International, Inc.	171,700	5,135
Kinetic Concepts, Inc.*	582,900	21,282
Zimmer Holdings, Inc.*	260,000	14,053

Total		74,614

Health Care Providers & Services 5.99%
AmerisourceBergen Corp.	720,136	22,864
DaVita, Inc.*	280,000	17,483
HealthSouth Corp.*	918,700	17,189
McKesson Corp.	310,000	20,820
Patterson Cos., Inc.	1,127,500	32,168
Pharmaceutical Product Development, Inc.	330,200	8,390
Universal Health Services, Inc. Class B	290,000	11,063

Total		129,977

Hotels, Restaurants & Leisure 0.83%
Marriott International, Inc. Class A	313,153	9,376
Penn National Gaming, Inc.*	370,000	8,547

Total		17,923

Investments	Shares	Value (000)
Household Durables 1.44%
Fortune Brands, Inc.	795,000	$31,148

Industrial Conglomerates 1.59%
Tyco International Ltd. (Switzerland)(a)	975,645	34,372

Information Technology Services 4.04%
Fiserv, Inc.*	579,400	26,455
VeriFone Holdings, Inc.*	2,556,300	48,391
Western Union Co. (The)	858,600	12,802

Total		87,648

Insurance 3.09%
ACE Ltd. (Switzerland)(a)	239,000	12,304
Aon Corp.	312,600	11,604
Markel Corp.*	33,000	11,220
PartnerRe Ltd.	356,200	24,984
W.R. Berkley Corp.	258,500	6,840

Total		66,952

Internet & Catalog Retail 1.30%
NutriSystem, Inc.	1,228,869	28,190

Machinery 6.62%
Actuant Corp. Class A	65,606	1,235
Eaton Corp.	500,000	32,720
Kennametal, Inc.	623,686	15,860
Pall Corp.	417,104	14,336
Parker Hannifin Corp.	377,200	20,920
Pentair, Inc.	246,500	7,937
WABCO Holdings, Inc.*	1,602,821	50,457

Total		143,465

Media 4.74%
Interpublic Group of Cos., Inc. (The)*	6,400,000	45,632
Meredith Corp.	500,000	15,565
Omnicom Group, Inc.	1,215,000	41,675

Total		102,872

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2010

Investments	Shares	Value (000)
Metals & Mining 5.24%
Agnico-Eagle Mines Ltd. (Canada)(a)	435,000	$26,439
IAMGOLD Corp. (Canada)(a)	1,298,200	22,952
Reliance Steel & Aluminum Co.	620,000	22,413
Royal Gold, Inc.	115,000	5,520
Steel Dynamics, Inc.	1,317,300	17,375
United States Steel Corp.	490,000	18,890

Total		113,589

Multi-Line Retail 1.39%
Big Lots, Inc.*	310,000	9,948
J.C. Penney Co., Inc.	635,000	13,640
Nordstrom, Inc.	204,009	6,567

Total		30,155

Multi-Utilities 1.30%
CMS Energy Corp.	1,930,000	28,275

Oil, Gas & Consumable Fuels 5.39%
Cabot Oil & Gas Corp.	324,100	10,151
El Paso Corp.	3,800,000	42,218
EOG Resources, Inc.	115,000	11,313
Forest Oil Corp.*	196,941	5,388
Range Resources Corp.	279,200	11,210
Williams Cos., Inc. (The)	2,000,000	36,560

Total		116,840

Pharmaceuticals 3.87%
Mylan, Inc.*	1,866,200	31,800
Par Pharmaceutical Cos., Inc.*	298,700	7,754
Warner Chilcott plc Class A (Ireland)*(a)	1,320,900	30,183
Watson Pharmaceuticals, Inc.*	350,000	14,199

Total		83,936

Investments	Shares	Value (000)
Professional Services 0.91%
FTI Consulting, Inc.*	455,000	$19,833

Real Estate Investment Trusts 1.18%
Alexandria Real Estate Equities, Inc.	278,900	17,674
Duke Realty Corp.	704,809	7,999

Total		25,673

Road & Rail 1.59%
Heartland Express, Inc.	634,297	9,210
Kansas City Southern*	696,954	25,334

Total		34,544

Semiconductors & Semiconductor Equipment 3.99%
Analog Devices, Inc.	435,000	12,119
Micron Technology, Inc.*	3,037,377	25,787
National Semiconductor Corp.	1,750,000	23,555
Xilinx, Inc.	990,000	25,007

Total		86,468

Software 3.66%
Adobe Systems, Inc.*	800,000	21,144
Autodesk, Inc.*	392,200	9,554
Intuit, Inc.*	1,017,800	35,389
McAfee, Inc.*	430,000	13,210

Total		79,297

Specialty Retail 2.46%
American Eagle Outfitters, Inc.	286,436	3,366
Guess?, Inc.	125,100	3,908
PetSmart, Inc.	810,000	24,438
Pier 1 Imports, Inc.*	1,069,900	6,858
Regis Corp.	950,300	14,796

Total		53,366

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2010

Investments	Shares	Value (000)
Textiles, Apparel & Luxury Goods 0.62%
VF Corp.	190,000	$13,524

Water Utilities 0.15%
Aqua America, Inc.	181,100	3,202

Total Common Stocks (cost $1,882,710,292)		2,138,575

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.91%

Repurchase Agreement
Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $19,705,000 of Federal Home Loan Bank at 3.375% due 6/24/2011; value: $20,222,256; proceeds: $19,824,734 (cost $19,824,734)	$19,825	19,825

Total Investments in Securities 99.53% (cost $1,902,535,026)		2,158,400

Other Assets in Excess of Liabilities 0.47%		10,138

Net Assets 100.00%		$2,168,538

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:
Investments in securities, at value (cost $1,902,535,026)	$2,158,399,951
Receivables:
Investment securities sold	34,371,474
Capital shares sold	3,920,685
Dividends	1,579,538
Prepaid expenses and other assets	54,796
Total assets	2,198,326,444
LIABILITIES:
Payables:
Investment securities purchased	13,641,665
Capital shares reacquired	10,333,406
12b-1 distribution fees	2,364,293
Management fee	1,033,602
Directors’ fees	995,061
Fund administration	76,442
Accrued expenses	1,344,100
Total liabilities	29,788,569
NET ASSETS	$2,168,537,875
COMPOSITION OF NET ASSETS:
Paid-in capital	$3,966,634,577
Distributions in excess of net investment income	(2,139,045)
Accumulated net realized loss on investments	(2,051,822,582)
Net unrealized appreciation on investments	255,864,925
Net Assets	$2,168,537,875

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2010

Net assets by class:
Class A Shares	$1,411,569,929
Class B Shares	$141,044,575
Class C Shares	$245,388,760
Class F Shares	$31,547,186
Class I Shares	$112,727,861
Class P Shares	$219,584,120
Class R2 Shares	$233,321
Class R3 Shares	$6,442,123
Outstanding shares by class:
Class A Shares (700 million shares of common stock authorized, $.001 par value)	110,370,231
Class B Shares (200 million shares of common stock authorized, $.001 par value)	11,672,904
Class C Shares (200 million shares of common stock authorized, $.001 par value)	20,387,506
Class F Shares (200 million shares of common stock authorized, $.001 par value)	2,479,803
Class I Shares (200 million shares of common stock authorized, $.001 par value)	8,856,991
Class P Shares (200 million shares of common stock authorized, $.001 par value)	17,706,202
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	18,410
Class R3 Shares (200 million shares of common stock authorized, $.001 par value)	506,987
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.79
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$13.57
Class B Shares-Net asset value	$12.08
Class C Shares-Net asset value	$12.04
Class F Shares-Net asset value	$12.72
Class I Shares-Net asset value	$12.73
Class P Shares-Net asset value	$12.40
Class R2 Shares-Net asset value	$12.67
Class R3 Shares-Net asset value	$12.71

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

Investment income:
Dividends (net of foreign withholding taxes of $11,056)	$15,016,011
Interest	2,831
Total investment income	15,018,842
Expenses:
Management fee	6,758,090
12b-1 distribution plan-Class A	2,806,894
12b-1 distribution plan-Class B	976,209
12b-1 distribution plan-Class C	1,401,319
12b-1 distribution plan-Class F	16,757
12b-1 distribution plan-Class P	566,183
12b-1 distribution plan-Class R2	476
12b-1 distribution plan-Class R3	12,773
Shareholder servicing	2,707,910
Fund administration	502,959
Reports to shareholders	177,164
Registration	69,646
Directors’ fees	38,203
Professional	36,252
Custody	30,070
Other	53,361
Gross expenses	16,154,266
Expense reductions (See Note 7)	(528)
Net expenses	16,153,738
Net investment loss	(1,134,896)
Net realized and unrealized gain (loss):
Net realized gain on investments	269,711,227
Net change in unrealized appreciation/depreciation on investments	(310,932,892)
Net realized and unrealized loss	(41,221,665)
Net Decrease in Net Assets Resulting From Operations	$(42,356,561)

See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Operations:
Net investment income (loss)	$(1,134,896)	$12,236,205
Net realized gain (loss) on investments	269,711,227	(1,346,975,384)
Net change in unrealized appreciation/depreciation on investments	(310,932,892)	1,900,841,561
Net increase (decrease) in net assets resulting from operations	(42,356,561)	566,102,382
Distributions to shareholders from:
Class A	–	(9,042,277)
Class B	–	–
Class C	–	(4,617)
Class F	–	(233,290)
Class I	–	(1,676,084)
Class P	–	(1,305,878)
Class R2	–	(656)
Class R3	–	(12,493)
Total distributions to shareholders	–	(12,275,295)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	152,586,113	292,825,863
Reinvestment of distributions	–	11,247,090
Cost of shares reacquired	(580,754,820)	(1,394,251,970)
Net decrease in net assets resulting from capital share transactions	(428,168,707)	(1,090,179,017)
Net decrease in net assets	(470,525,268)	(536,351,930)
NET ASSETS:
Beginning of period	$2,639,063,143	$3,175,415,073
End of period	$2,168,537,875	$2,639,063,143
Distributions in excess of net investment income	$(2,139,045)	$(1,004,149)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$13.15		$10.43	$18.57	$22.40	$22.41	$22.63

Investment operations:

Net investment income(a)	–	(b)	.06	.18	.11	.12	.13

Net realized and unrealized gain (loss)	(.36)		2.73	(7.24)	.06	2.57	1.66

Total from investment operations	(.36)		2.79	(7.06)	.17	2.69	1.79

Distributions to shareholders from:

Net investment income	–		(.07)	(.26)	(.11)	(.12)	(.10)

Net realized gain	–		–	(.82)	(3.89)	(2.58)	(1.91)

Total distributions	–		(.07)	(1.08)	(4.00)	(2.70)	(2.01)

Net asset value, end of period	$12.79		$13.15	$10.43	$18.57	$22.40	$22.41

Total Return(c)	(2.66	)%(d)	26.67%	(39.44)%	.54%	12.36%	8.16%

Ratios to Average Net Assets:

Expenses, including expense reductions	.59	%(d)	1.16%	1.10%	1.05%	1.07%	1.07%

Expenses, excluding expense reductions	.59	%(d)	1.16%	1.10%	1.05%	1.07%	1.07%

Net investment income	.01	%(d)	.57%	1.19%	.46%	.51%	.56%

Supplemental Data:
Net assets, end of period (000)	$1,411,570		$1,657,302	$2,090,013	$5,736,155	$6,832,134	$7,355,612

Portfolio turnover rate	33.72	%(d)	109.32%	20.11%	28.24%	19.95%	25.97%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$12.46		$ 9.89	$17.62	$21.50	$21.65	$21.98

Investment operations:

Net investment income (loss)(a)	(.04)		(.01)	.07	(.05)	(.04)	(.02)

Net realized and unrealized gain (loss)	(.34)		2.58	(6.82)	.06	2.48	1.60

Total from investment operations	(.38)		2.57	(6.75)	.01	2.44	1.58

Distributions to shareholders from:

Net investment income	–		–	(.16)	– (b)	(.01)	–

Net realized gain	–		–	(.82)	(3.89)	(2.58)	(1.91)

Total distributions	–		–	(.98)	(3.89)	(2.59)	(1.91)

Net asset value, end of period	$12.08		$12.46	$ 9.89	$17.62	$21.50	$21.65

Total Return(c)	(3.05	)%(d)	25.99%	(39.88)%	(.16)%	11.60%	7.44%

Ratios to Average Net Assets:

Expenses, including expense reductions	.91	%(d)	1.81%	1.77%	1.75%	1.76%	1.72%

Expenses, excluding expense reductions	.91	%(d)	1.81%	1.77%	1.75%	1.76%	1.73%

Net investment income (loss)	(.32	)%(d)	(.08)%	.54%	(.24)%	(.18)%	(.11)%

Supplemental Data:
Net assets, end of period (000)	$141,045		$220,002	$276,790	$684,105	$837,988	$914,957

Portfolio turnover rate	33.72	%(d)	109.32%	20.11%	28.24%	19.95%	25.97%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$12.41		$ 9.85	$17.55	$21.42	$21.58	$21.92

Investment operations:

Net investment income (loss)(a)	(.04)		(.01)	.07	(.05)	(.04)	(.02)

Net realized and unrealized gain (loss)	(.33)		2.57	(6.79)	.07	2.47	1.59

Total from investment operations	(.37)		2.56	(6.72)	.02	2.43	1.57

Distributions to shareholders from:

Net investment income	–		– (b)	(.16)	– (b)	(.01)	–

Net realized gain	–		–	(.82)	(3.89)	(2.58)	(1.91)

Total distributions	–		–	(.98)	(3.89)	(2.59)	(1.91)

Net asset value, end of period	$12.04		$12.41	$ 9.85	$17.55	$21.42	$21.58

Total Return(c)	(2.98	)%(d)	25.99%	(39.90)%	(.12)%	11.59%	7.41%

Ratios to Average Net Assets:

Expenses, including expense reductions	.91	%(d)	1.81%	1.77%	1.75%	1.76%	1.72%

Expenses, excluding expense reductions	.91	%(d)	1.81%	1.77%	1.75%	1.76%	1.73%

Net investment income (loss)	(.31	)%(d)	(.09)%	.53%	(.24)%	(.18)%	(.11)%

Supplemental Data:
Net assets, end of period (000)	$245,389		$289,664	$310,015	$812,744	$985,897	$1,104,235

Portfolio turnover rate	33.72	%(d)	109.32%	20.11%	28.24%	19.95%	25.97%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31		9/28/2007(a) to 12/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.06		$10.36	$18.52	$23.55

Investment operations:

Net investment income(b)	.02		.08	.26	.03

Net realized and unrealized gain (loss)	(.36)		2.73	(7.28)	(1.42)

Total from investment operations	(.34)		2.81	(7.02)	(1.39)

Distributions to shareholders from:

Net investment income	—		(.11)	(.32)	(.18)

Net realized gain	—		—	(.82)	(3.46)

Total distributions	—		(.11)	(1.14)	(3.64)

Net asset value, end of period	$12.72		$13.06	$10.36	$18.52

Total Return(c)	(2.60	)%(d)	27.10%	(39.32)%	(6.06	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.46	%(d)	.88%	.85%	.23	%(d)

Expenses, excluding expense reductions	.46	%(d)	.88%	.85%	.23	%(d)

Net investment income	.14	%(d)	.77%	1.96%	.14	%(d)

Supplemental Data:
Net assets, end of period (000)	$31,547		$28,272	$12,380	$9

Portfolio turnover rate	33.72	%(d)	109.32%	20.11%	28.24%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$13.06		$10.36	$18.52	$22.35	$22.37	$22.59

Investment operations:

Net investment income(a)	.02		.10	.23	.18	.19	.20

Net realized and unrealized gain (loss)	(.35)		2.72	(7.24)	.06	2.57	1.67

Total from investment operations	(.33)		2.82	(7.01)	.24	2.76	1.87

Distributions to shareholders from:

Net investment income	–		(.12)	(.33)	(.18)	(.20)	(.18)

Net realized gain	–		–	(.82)	(3.89)	(2.58)	(1.91)

Total distributions	–		(.12)	(1.15)	(4.07)	(2.78)	(2.09)

Net asset value, end of period	$12.73		$13.06	$10.36	$18.52	$22.35	$22.37

Total Return(b)	(2.53	)%(c)	27.21%	(39.27)%	.90%	12.69%	8.53%

Ratios to Average Net Assets:

Expenses, including expense reductions	.41	%(c)	.81%	.77%	.75%	.76%	.72%

Expenses, excluding expense reductions	.41	%(c)	.81%	.77%	.75%	.76%	.73%

Net investment income	.18	%(c)	.92%	1.55%	.77%	.83%	.90%

Supplemental Data:
Net assets, end of period (000)	$112,728		$186,387	$221,556	$613,098	$893,758	$855,628

Portfolio turnover rate	33.72	%(c)	109.32%	20.11%	28.24%	19.95%	25.97%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$12.75		$10.12	$18.07	$21.89	$21.96	$22.22

Investment operations:

Net investment income (loss)(a)	(.01)		.05	.16	.07	.08	.10

Net realized and unrealized gain (loss)	(.34)		2.64	(7.04)	.07	2.52	1.63

Total from investment operations	(.35)		2.69	(6.88)	.14	2.60	1.73

Distributions to shareholders from:

Net investment income	–		(.06)	(.25)	(.07)	(.09)	(.08)

Net realized gain	–		–	(.82)	(3.89)	(2.58)	(1.91)

Total distributions	–		(.06)	(1.07)	(3.96)	(2.67)	(1.99)

Net asset value, end of period	$12.40		$12.75	$10.12	$18.07	$21.89	$21.96

Total Return(b)	(2.75	)%(c)	26.63%	(39.56)%	.43%	12.19%	8.07%

Ratios to Average Net Assets:

Expenses, including expense reductions	.63	%(c)	1.25%	1.22%	1.20%	1.21%	1.17%

Expenses, excluding expense reductions	.63	%(c)	1.25%	1.22%	1.20%	1.21%	1.18%

Net investment income (loss)	(.04	)%(c)	.46%	1.10%	.31%	.38%	.46%

Supplemental Data:
Net assets, end of period (000)	$219,584		$255,116	$264,246	$638,453	$786,273	$815,751

Portfolio turnover rate	33.72	%(c)	109.32%	20.11%	28.24%	19.95%	25.97%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31/2009	3/24/2008(a) to 12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$13.04		$10.36	$15.62

Investment operations:

Net investment income (loss)(b)	(.02)		.03	.16

Net realized and unrealized gain (loss)	(.35)		2.71	(5.11)

Total from investment operations	(.37)		2.74	(4.95)

Distributions to shareholders from:

Net investment income	–		(.06)	(.31)

Net asset value, end of period	$12.67		$13.04	$10.36

Total Return(c)	(2.84	)%(d)	26.47%	(31.58	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.71	%(d)	1.37%	1.00	%(d)

Expenses, excluding expense reductions	.71	%(d)	1.37%	1.00	%(d)

Net investment income (loss)	(.11	)%(d)	.30%	1.37	%(d)

Supplemental Data:
Net assets, end of period (000)	$233		$141	$85

Portfolio turnover rate	33.72	%(d)	109.32%	20.11%
(a)	Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 6/30/2010 (unaudited)		Year Ended 12/31/2009	3/24/2008(a) to 12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$13.07		$10.38	$15.62

Investment operations:

Net investment income (loss)(b)	–	(c)	.04	.16

Net realized and unrealized gain (loss)	(.36)		2.73	(5.11)

Total from investment operations	(.36)		2.77	(4.95)

Distributions to shareholders from:

Net investment income	–		(.08)	(.29)

Net asset value, end of period	$12.71		$13.07	$10.38

Total Return(d)	(2.75	)%(e)	26.65%	(31.55	)%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.66	%(e)	1.25%	.96	%(e)

Expenses, excluding expense reductions	.66	%(e)	1.25%	.97	%(e)

Net investment income (loss)	(.02	)%(e)	.38%	1.19	%(e)

Supplemental Data:
Net assets, end of period (000)	$6,442		$2,178	$330

Portfolio turnover rate	33.72	%(e)	109.32%	20.11%
(a)	Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3 each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. On March 31, 2010, the Fund no longer made Class B shares available for purchases.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2006 through December 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

Notes to Financial Statements (unaudited)(continued)

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,138,575	$–	$–	$2,138,575
Repurchase Agreement	–	19,825	–	19,825
Total	$2,138,575	$19,825	$–	$2,158,400
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2010, the effective management fee paid to Lord Abbett was at an annualized rate of .54% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	(1)	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value attributable to Class A.

Notes to Financial Statements (unaudited)(continued)

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2010:

Distributor Commissions	Dealers’ Concessions
$83,558	$465,720

Distributor received CDSCs of $1,476 and $7,546 for Class A and Class C shares, respectively, for the six months ended June 30, 2010.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2010 and the fiscal year ended December 31, 2009 was as follows:

	Six Months Ended 6/30/2010 (unaudited)	Year Ended 12/31/2009
Distributions paid from:
Ordinary income	$–	$12,275,295
Total distributions paid	$–	$12,275,295

As of December 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$663,371,429	$1,653,702,039	$2,317,073,468

As of June 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,906,980,391
Gross unrealized gain	323,377,981
Gross unrealized loss	(71,958,421)
Net unrealized security gain	$251,419,560

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2010 were as follows:

Purchases	Sales
$826,409,299	$1,289,573,702

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2010.

6.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. The annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) is .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the current annual renewal, the Fund paid an upfront commitment fee of .05%, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period of the Facility. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2010.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,689,846	$92,935,651	17,375,381	$182,805,966
Converted from Class B*	3,519,928	48,475,381	3,947,267	41,875,842
Reinvestment of distributions	–	–	654,697	8,471,591
Shares reacquired	(25,883,190)	(358,360,262)	(96,402,185)	(1,007,506,152)
Decrease	(15,673,416)	$(216,949,230)	(74,424,840)	$(774,352,753)

Class B Shares
Shares sold	261,350	$3,364,797	934,742	$9,429,667
Reinvestment of distributions	–	–	–	–
Shares reacquired	(2,523,055)	(33,186,361)	(7,087,013)	(72,840,887)
Converted to Class A*	(3,720,627)	(48,475,381)	(4,172,413)	(41,875,842)
Decrease	(5,982,332)	$(78,296,945)	(10,324,684)	$(105,287,062)

Class C Shares
Shares sold	526,477	$6,869,440	1,346,480	$13,594,060
Reinvestment of distributions	–	–	282	3,431
Shares reacquired	(3,476,582)	(45,048,256)	(9,470,730)	(94,751,393)
Decrease	(2,950,105)	$(38,178,816)	(8,123,968)	$(81,153,902)

Class F Shares
Shares sold	799,936	$10,548,184	2,031,252	$16,957,156
Reinvestment of distributions	–	–	6,694	86,021
Shares reacquired	(485,019)	(6,663,327)	(1,068,235)	(11,558,933)
Increase	314,917	$3,884,857	969,711	$5,484,244

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,514,671	$20,353,567	3,826,922	$39,640,669
Reinvestment of distributions	–	–	115,433	1,483,314
Shares reacquired	(6,929,534)	(93,072,428)	(11,060,151)	(114,109,734)
Decrease	(5,414,863)	$(72,718,861)	(7,117,796)	$(72,985,751)

Class P Shares
Shares sold	938,811	$12,658,809	2,810,592	$28,522,689
Reinvestment of distributions	–	–	95,016	1,192,449
Shares reacquired	(3,236,112)	(43,285,948)	(9,011,890)	(93,034,648)
Decrease	(2,297,301)	$(30,627,139)	(6,106,282)	$(63,319,510)

Class R2 Shares
Shares sold	7,591	$104,189	2,679	$29,333
Reinvestment of distributions	–	–	3	41
Shares reacquired	(1)	(17)	(49)	(585)
Increase	7,590	$104,172	2,633	$28,789

Class R3 Shares
Shares sold	424,607	$5,751,476	174,651	$1,846,323
Reinvestment of distributions	–	–	796	10,243
Shares reacquired	(84,273)	(1,138,221)	(40,559)	(449,638)
Increase	340,334	$4,613,255	134,888	$1,406,928
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Mid-Cap Value Fund, Inc.

LAMCVF-3-0610

(08/10)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 26, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 26, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 26, 2010